Investment Objectives and Goals	Dec. 31, 2023
Capital Group International Bond ETF (USD-Hedged)
Prospectus [Line Items]
Risk/Return [Heading]	Capital Group International Bond ETF (USD-Hedged)
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide a high level of current income as is consistent with the preservation of capital.
Capital Group Municipal High-Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Capital Group Municipal High-Income ETF
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide a high level of current income exempt from regular federal income tax.
Capital Group Ultra Short Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Capital Group Ultra Short Income ETF
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide current income, consistent with an ultra-short duration profile, focused on preservation of capital.